Segments	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Segments	Segments
Accounting policies
Equinor’s operations are organised into business areas and followed up through operating segments in order to effectively manage and execute our strategy, including the ability to measure the progress of the business against its strategic goals. The operating segments are defined based on the components of Equinor that undergo regular review by the chief operating decision maker, Equinor's Chief Executive Officer (CEO). The following reportable segments correspond to the operating segments: Exploration & Production Norway (E&P Norway), Exploration &
Production International (E&P International), Exploration & Production USA (E&P USA), Marketing, Midstream &
Processing (MMP) and Renewables (REN). Based on materiality considerations, the remaining business areas
Projects, Drilling & Procurement (PDP), Technology, Digital & Innovation (TDI) as well as Corporate staff and functions, are aggregated into the reportable segment Other. The majority of the costs in PDP and TDI is allocated to the three Exploration & Production segments, MMP and REN.
The accounting policies of the reporting segments are consistent with those described in these Consolidated financial statements, except for the following: movements related to changes in asset retirement obligations are excluded from the line-item Additions to PP&E, intangibles and Equity accounted investments, and provisions for onerous contracts reflect only obligations towards group external parties. The measurement basis of segment profit is net operating income/(loss). Deferred tax assets, pension assets, non-current financial assets, total current assets and total liabilities are not allocated to the segments. Transactions between the segments, mainly from the sale of crude oil, gas, and related products, are performed at defined internal prices which have been derived from market prices. The transactions are eliminated upon consolidation.
The Exploration & Production operating segments are responsible for the discovery and appraisal of new resources, commercial development and safe and efficient operation of the oil and gas portfolios within their respective geographical areas: E&P Norway on the Norwegian continental shelf, E&P USA in USA and E&P International worldwide outside of
E&P Norway and E&P USA.
PDP is responsible for oil and gas field development, well deliveries, and sourcing across Equinor.
TDI encompasses research, technology development, specialist advisory services, digitalisation, IT, improvement, innovation, and ventures and future business.
MMP is responsible for the marketing, trading, processing and transportation of crude oil and condensate, natural gas,
NGL and refined products, and includes refinery, terminals, and processing plant operation. MMP is also managing power and emissions trading and the development of transportation solutions for natural gas, liquids, and crude oil, including pipelines, shipping, trucking and rail. In addition, MMP is in charge of low carbon solutions in Equinor.
REN is developing, exploring, investing in, and
operating areas within renewable energy such as
offshore wind, green hydrogen, storage solutions and
solar power.
During the fourth quarter of 2025, Equinor made
changes to its organisational structure by establishing
the new Power business area (PWR). With effect from 1
January 2026, the operating results of PWR will
undergo regular review by the chief operating decision
maker for the purpose of resource allocation, and PWR
will be presented as a reportable segment in Equinor’s
financial statements from the first quarter of 2026.
Comparable segment information will be restated. The
PWR business area is responsible for all power
activities, including Renewables (REN) and flexible
power assets from the business area Marketing,
Midstream and Processing (MMP), as well as Danske
Commodities’ power trading business.
Segment information for the years ended
31 December 2025, 2024, and 2023 are presented
below. For revenues per geographical area, please see
note 7 Total revenues and other income. For further
information on the following items affecting the
segments, please refer to the related notes: note 6
Acquisitions and disposals, note 14 Impairments, and
note 26 Other commitments, contingent liabilities, and
contingent assets.

2025 (in USD million)	E&P Norway	E&P International	E&P USA	MMP	REN	Other	Eliminations	Total group

Revenues third party	307	579	235	104,540	73	94	—	105,828
Revenues and other income inter-segment	33,561	4,456	4,053	288	31	33	(42,421)	—
Net income/(loss) from equity accounted investments	—	—	—	(61)	99	(19)	—	18
Other income	524	67	8	2	(10)	25	—	616

Total revenues and other income	34,392	5,102	4,296	104,769	192	132	(42,421)	106,462

Purchases [net of inventory variation]	—	(25)	—	(97,243)	(8)	(1)	42,112	(55,164)
Operating, selling, general and administrative expenses	(3,834)	(2,217)	(1,477)	(5,190)	(396)	(199)	536	(12,778)
Depreciation and amortisation	(5,697)	(1,318)	(1,705)	(919)	(47)	(151)	—	(9,838)
Net impairment (losses)/reversals	(173)	(851)	(385)	283	(1,355)	—	—	(2,481)
Exploration expenses	(567)	(222)	(60)	—	—	—	—	(849)

Total operating expenses	(10,271)	(4,633)	(3,628)	(103,069)	(1,806)	(351)	42,648	(81,109)

Net operating income/(loss)	24,121	470	668	1,700	(1,614)	(219)	227	25,352

Additions to PP&E, intangibles and equity accounted investments	7,366	8,224	1,199	1,142	2,837	124	—	20,892

Balance sheet information
Equity accounted investments	4	5,574	—	693	2,039	193	—	8,504
Non-current segment assets	32,170	13,644	11,825	3,899	4,772	881	—	67,192
Non-current assets not allocated to segments								17,092

Total non-current assets (excl. assets classified as held for sale)								92,787

2024 (in USD million)	E&P Norway	E&P International	E&P USA	MMP	REN	Other	Eliminations	Total group

Revenues third party	239	635	263	101,208	72	86	(1)	102,502
Revenues and other income inter-segment	33,296	5,891	3,664	507	20	32	(43,409)	-
Net income/(loss) from equity accounted investments	-	13	-	(59)	100	(6)	-	49
Other income	108	804	30	136	124	21	-	1,223

Total revenues and other income	33,643	7,343	3,957	101,792	317	133	(43,410)	103,774

Purchases [net of inventory variation]	-	85	-	(92,789)	-	-	42,664	(50,040)
Operating, selling, general and administrative expenses	(3,612)	(2,123)	(1,142)	(4,919)	(687)	(44)	742	(11,786)
Depreciation and amortisation	(4,890)	(2,064)	(1,607)	(949)	(34)	(140)	-	(9,684)
Net impairment (losses)/reversals	(64)	-	-	191	(271)	(7)	-	(151)
Exploration expenses	(513)	(496)	(176)	-	-	-	-	(1,185)

Total operating expenses	(9,078)	(4,597)	(2,925)	(98,466)	(993)	(193)	43,406	(72,846)

Net operating income/(loss)	24,564	2,746	1,031	3,326	(676)	(60)	(4)	30,927

Additions to PP&E, intangibles and equity accounted investments	6,285	3,191	3,862	953	2,153	250	—	16,695

Balance sheet information
Equity accounted investments	4	-	-	768	1,530	168	2	2,471
Non-current segment assets	26,695	14,662	12,490	3,259	3,138	971	-	61,214
Non-current assets not allocated to segments								14,261

Total non-current assets (excl. assets classified as held for sale)								77,946

2023 (in USD million)	E&P Norway	E&P International	E&P USA	MMP	REN	Other	Eliminations	Total group

Revenues third party	230	993	277	105,242	20	85	—	106,848
Revenues and other income inter-segment	37,999	6,009	4,009	633	12	33	(48,695)	—
Net income/(loss) from equity accounted investments	—	28	—	12	(33)	(8)	—	(1)
Other income	111	1	32	23	18	142	—	327

Total revenues and other income	38,340	7,032	4,319	105,908	17	253	(48,695)	107,174

Purchases [net of inventory variation]	—	(70)	—	(95,769)	—	(1)	47,665	(48,175)
Operating, selling, general and administrative expenses	(3,759)	(2,176)	(1,178)	(4,916)	(462)	(201)	893	(11,800)
Depreciation and amortisation	(4,429)	(2,123)	(1,779)	(897)	(12)	(133)	—	(9,373)
Net impairment (losses)/reversals	(588)	(310)	290	(343)	(300)	(10)	—	(1,260)
Exploration expenses	(476)	(20)	(299)	—	—	—	—	(795)

Total operating expenses	(9,253)	(4,700)	(2,966)	(101,925)	(774)	(345)	48,558	(71,404)

Net operating income/(loss)	29,087	2,332	1,353	3,984	(757)	(92)	(137)	35,770

Additions to PP&E, intangibles and equity accounted investments	5,939	4,376	1,206	844	2,007	128	—	14,500

Balance sheet information
Equity accounted investments	3	—	—	783	1,665	57	—	2,508
Non-current segment assets	28,915	17,977	11,049	3,997	1,575	1,018	—	64,530
Non-current assets not allocated to segments								14,487

Total non-current assets (excl. assets classified as held for sale)								81,525

Non-current assets by country
	At 31 December
(in USD million)	2025	2024

Norway1)	35,932	30,017
USA	16,472	15,638
Brazil	10,234	11,487
UK2)	7,349	1,641
Angola	1,248	1,159
Poland	1,088	644
Canada	1,015	1,019
Argentina	985	822
Denmark	768	770
Germany	301	287
Other	303	202

Total non-current assets3)	75,695	63,686

1) Increase is mainly due to weakening of USD versus NOK.
2) This increase mainly relates to the Adura transaction, for more information please see note 6.
3) Excluding deferred tax assets, pension assets and non-current financial assets (non-current assets that are not allocated to segments). Non-current assets are attributed to the country of operations and do not include assets classified as held for sale.